Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund II
Prospectus Date	rr_ProspectusDate	May 01, 2017
Document Creation Date	dei_DocumentCreationDate	May 01, 2017